Notes Payable (Details)	Jun. 06, 2024 USD ($)	Jun. 06, 2024 CNY (¥)	Mar. 31, 2024 USD ($)		Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 USD ($)		Mar. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
Bank notes payable			$ 31,676,335	[1]	¥ 228,712,642	$ 29,255,776	[1]
Deposit			32,247,552			31,558,338
Line of credit total	$ 5,540,000	¥ 40,000,000
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Bank notes payable			31,680,000
Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Bank notes payable						29,255,776		¥ 200,916,968
Restricted cash			12,657,839		91,393,395	12,217,616		83,905,700
Bank credit line facilities available for borrowing			19,250,000
Hangzhou United Bank [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Restricted cash			8,160,000
Collateral amount			4,501,198		¥ 32,500,000	$ 4,732,366		¥ 32,500,000
Bank credit line facilities available for borrowing			230,000
Deposit			4,500,000
Line of credit total			$ 31,910,000

[1]	As of March 31, 2024, the Company had $31,676,335 (RMB228,712,642) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $12,657,839 (RMB 91,393,395 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $4,501,198 three-year deposit (RMB32,500,000) deposited into HUB as a collateral for current and future notes payable from HUB. As of March 31, 2023, the Company had $29,255,776 (RMB 200,916,968) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $12,217,616 (RMB 83,905,700 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $4,732,366 three-year deposit (RMB32,500,000) deposited into HUB as a collateral for current and future notes payable from HUB.